Long-Term Debt - Other - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) credit_facility term_loan	Dec. 31, 2022 USD ($) term_loan	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	7.59%	6.63%
Foreign exchange (losses) gains	$ (5,354)	$ 25,478	$ 8,612
Aggregate annual long-term debt principal repayments, 2020	108,100
Aggregate annual long-term debt principal repayments, 2021	371,200
Aggregate annual long-term debt principal repayments, 2022	385,900
Aggregate annual long-term debt principal repayments, 2023	29,800
Aggregate annual long-term debt principal repayments, 2024	29,800
Aggregate annual long-term debt principal repayments, thereafter	$ 151,500
Number of term loans | term_loan	4
Long-term debt	$ 1,068,022	$ 1,404,445
Teekay Nakilat Joint Venture
Debt Instrument [Line Items]
Number of term loans | term_loan	1
Euro-denominated Term Loans due in 2024
Debt Instrument [Line Items]
Number of term loans | term_loan	1	2
Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Number of term loans | credit_facility	3
Long-term debt	$ 369,700
Long Term Debt1 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	110.00%	155.00%
Long Term Debt2 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%	139.00%
Long Term Debt3 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%	181.00%